Financial Instruments - Summary of Fair Value of Option Contingent Warrants (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Estimated volatility	37.00%	39.00%	36.00%
Expected term (years)	8 years 7 months 6 days	8 years 9 months 18 days	9 years 9 months 18 days
Risk-free rate	3.50%	3.90%	1.50%
Expected dividend yield	0.00%	0.00%	0.00%